Share-Based Compensation - Schedule of Compensation Expense from Share Based Awards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	$ 43,872,899	$ 32,587,611	$ 29,411,885
General and Administrative [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	35,902,434	22,269,185	19,963,974
Technology and Development [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	5,952,939	8,290,375	7,748,683
Marketing and Branding [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	$ 2,017,526	$ 2,028,051	$ 1,699,228